Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010
Defined benefit plan [Member]
Change in Benefit Obligation
Beginning obligations	$ (11,914)	$ (10,771)
Service cost	(415)	(396)
Interest cost	(712)	(675)
Amendments
Actuarial gain (loss)	449	(464)
Benefits paid	408	392
Ending obligations	(12,184)	(11,914)
Change in Plans' Assets
Beginning fair value	8,128	7,064
Actual return on plans' assets	(79)	786
Employer contributions	917	670
Benefits paid	(408)	(392)
Ending fair value	8,558	8,128
Funded status at end of year	(3,626)	(3,786)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Change in Benefit Obligation
Beginning obligations	(10,788)	(8,925)
Service cost	(383)	(312)
Interest cost	(643)	(557)
Amendments
Actuarial gain (loss)	1,521	(1,223)
Benefits paid	216	229
Ending obligations	(10,077)	(10,788)
Change in Plans' Assets
Benefits paid	(216)	(229)
Funded status at end of year	$ (10,077)	$ (10,788)